USA MUTUALS VICE FUND Trading Symbols: Institutional Class Shares VICVX Investor Class Shares VICEX Class A Shares VICAX Class C Shares VICCX Summary Prospectus July 27, 2018

Before you invest, you may want to review the USA Mutuals Vice Fund’s (the “Fund”) Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund online at http://www.usamutuals.com/literature_forms.  You may also obtain this information at no cost by calling 866-264-8783 or by sending an e-mail request to fundinfo@usamutuals.com.  The Fund’s Prospectus and Statement of Additional Information, both dated July 27, 2018, are incorporated by reference into this Summary Prospectus.

Investment Objective
The investment objective of the Fund is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers for the Vice Fund” beginning on page 31 of the Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 42 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Investor Class	Class A	Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	None	None	None	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	None	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	None	0.25%	0.25%(1)	1.00%
Other Expenses	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.28%	1.53%	1.53%	2.28%
Less: Fee Waiver and/or Expense Reimbursement	-0.04%	-0.04%	-0.04%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.24%	1.49%	1.49%	2.24%

(1)
The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares.  For the 12-month period covered by this Prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.

(2)
USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, “Excluded Expenses”)) to 1.24% of average net assets of the Fund through July 31, 2019, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal.  To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.24%.  The current term of the agreement may only be terminated by the Board of Trustees of the Trust.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid by the Advisor, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through July 31, 2019.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$126	$402	$698	$1,542
Investor Class	$152	$479	$830	$1,820
Class A	$718	$1,027	$1,358	$2,290
Class C	$327	$709	$1,216	$2,612

If you did not redeem your Class C shares, you would pay the following expenses:
Class C	$227	$709	$1,216	$2,612

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.53% of the average value of its portfolio.

Principal Investment Strategies
The Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, defense/aerospace, gaming and tobacco industries.  The Fund will concentrate at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry).

The Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high‑quality debt securities.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short‑term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. Investments in the Fund are subject to the following principal risks:

•
Recent Market Events Risk.  U.S. and international markets have experienced significant volatility in recent years.  As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.  Continuing market volatility may have adverse effects on the Fund.

•	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Stock Market Risk.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  Investments are subject to market risk, which may cause the value of the Fund’s investments to decline.

•
Management Risk.  Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Asset Allocation Risk. Asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions.

•
Sector/Industry Concentration Risk.  The Fund concentrates at least 25% of its net assets in the group of four vice industries identified in this Prospectus and therefore may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries.

•
Small- and Mid-Capitalization Companies Risk.  Investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio. The Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity.

•
Large-Capitalization Companies Risk.  Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Government-Sponsored Entities Risk.  There is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

•
Foreign and Emerging Market Securities Risk.  Political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline.

•	Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio.

•
Convertible Securities Risk. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.

•
ADR Risk. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

•	Currency Risk. Currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline.

•
Derivatives Risk. Investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected.

•
Short Sale Risk.  If the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

•
Options Risk.  Options may be more volatile than direct investments in the underlying securities, may involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities.

•
Liquidity Risk.  The securities of many companies with small- and mid-size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk.  Certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks; cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Vice Fund - Investor Class Shares(1)
Calendar Year Returns as of December 31

(1)
The returns shown in the bar chart are for the Fund’s Investor Class shares.  Institutional Class, Class A and Class C shares have substantially similar returns because the Fund’s Institutional Class, Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

The calendar year-to-date return for the Fund’s Investor Class shares as of June 30, 2018 was -4.88%.  During the period shown in the bar chart, the best performance for a quarter was 14.22% (for the quarter ended June 30, 2009).  The worst performance was -20.12% (for the quarter ended December 31, 2008).

Average Annual Total Returns
(For the periods ended December 31, 2017)
	One Year	Five Years	Ten Years	Since Inception
Investor Class Shares(1)
Return Before Taxes	25.72%	13.45%	6.97%	10.70%
Return After Taxes on Distributions	24.63%	12.03%	6.20%	10.11%
Return After Taxes on Distributions and Sale of Fund Shares	15.15%	10.49%	5.47%	9.06%
Institutional Class Shares(2)
Return Before Taxes	26.08%	N/A	N/A	9.42%
Class A Shares(2)
Return Before Taxes	18.49%	12.11%	N/A	13.82%
Class C Shares(3)
Return Before Taxes	23.81%	12.60%	N/A	14.09%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%	8.50%	9.45%
(1)	Inception date 8/30/2002.
(2)	Inception date 4/1/2014.
(3)	Inception date 12/8/2011.

After-tax returns are shown for Investor Class shares and will vary for Institutional Class, Class A and Class C shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Advisor
USA Mutuals Advisors, Inc. is the Fund’s investment advisor.

Portfolio Manager
Mr. Jordan Waldrep, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio and has managed the Fund since August 28, 2017.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem shares by mail (USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-0701), by internet or by telephone at 1–866–264–8783, on any day the New York Stock Exchange (“NYSE”) is open for trading.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.